Related Party Transactions	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Commercial Agreements
We have entered into multiple commercial agreements with Phillips 66, including transportation services agreements, terminal services agreements, storage services agreements, stevedoring services agreements, a fractionation service agreement, a tolling services agreement, and rail terminal services agreements. Under these long-term, fee-based agreements, we provide transportation, terminaling, storage, stevedoring, fractionation, processing, and rail terminal services to Phillips 66, and Phillips 66 commits to provide us with minimum quarterly throughput volumes of crude oil, NGL, feedstock, and refined petroleum products or minimum monthly service fees. Under our transportation, processing, and terminaling services agreements, if Phillips 66 fails to transport, throughput or store its minimum throughput volume during any quarter, then Phillips 66 will pay us a deficiency payment based on the calculation described in the agreement.

Amended Operational Services Agreement
Under our amended operational services agreement, we reimburse Phillips 66 for providing certain operational services to us in support of our pipelines and terminaling, processing, and storage facilities. These services include routine and emergency maintenance and repair services, routine operational activities, routine administrative services, construction and related services and such other services as we and Phillips 66 may mutually agree upon from time to time.

Amended Omnibus Agreement
The amended omnibus agreement addresses our payment of an operating and administrative support fee and our obligation to reimburse Phillips 66 for all other direct or allocated costs and expenses incurred by Phillips 66 in providing general and administrative services. Additionally, the omnibus agreement addresses Phillips 66’s indemnification to us and our indemnification to Phillips 66 for certain environmental and other liabilities. Further, it addresses the granting of a license from Phillips 66 to us with respect to the use of certain Phillips 66 trademarks.

Tax Sharing Agreement
We have entered into a tax sharing agreement with Phillips 66 pursuant to which we reimburse Phillips 66 for our share of state and local income and other taxes incurred by Phillips 66 due to our results of operations being included in a combined or consolidated tax return filed by Phillips 66. Any reimbursement is limited to the tax that we (and our subsidiaries) would have paid had we not been included in a combined group with Phillips 66. Phillips 66 may use its tax attributes to cause its combined or consolidated group to owe no tax; however, we would nevertheless reimburse Phillips 66 for the tax we would have owed, even though Phillips 66 had no cash expense for that period.

Related Party Transactions
Significant related party transactions included in operating and maintenance expenses, general and administrative expenses and interest and debt expense were:

	Millions of Dollars
	Nine Months Ended September 30
	2017*	2016

Operating and maintenance expenses	$138	79
General and administrative expenses	49	41
Interest and debt expense	—	3
Total	$187	123
*Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.

We pay Phillips 66 a monthly operational and administrative support fee under the terms of our amended omnibus agreement in the amount of $7 million. On October 6, 2017, in connection with the transaction described in Note 15—Subsequent Events, the omnibus agreement was amended and our monthly operational and administrative support fee was increased to $8 million prospectively. The operational and administrative support fee is for the provision of certain services, including: logistical services; asset oversight, such as operational management and supervision; corporate engineering services, including asset integrity and regulatory services; business development services; executive services; financial and administrative services (including treasury and accounting); information technology; legal services; corporate health, safety and environmental services; facility services; human resources services; procurement services; investor relations; tax matters; and public company reporting services. We also reimburse Phillips 66 for all other direct or allocated costs incurred on behalf of us, pursuant to the terms of our amended omnibus agreement. The classification of these charges between operating and maintenance expenses and general and administrative expenses is based on the functional nature of the services performed for our operations. Under our amended operational services agreement, we reimburse Phillips 66 for the provision of certain operational services to us in support of our pipeline, rail rack, fractionator, processing, terminaling, and storage facilities. Additionally, we pay Phillips 66 for insurance services provided to us. Operating and maintenance expenses also include volumetric gain/loss associated with volumes transported by Phillips 66.

During 2016, we paid $24 million to Phillips 66 to assume Phillips 66’s rights and obligations under an agreement to acquire the River Parish NGL System in southeast Louisiana. The payment to Phillips 66 is reflected as an “other” investing cash outflow in the supplemental combined statement of cash flows in 2016.

Other related party balances in our supplemental combined balance sheet consisted of the following, all of which were related to Phillips 66:

	Millions of Dollars
	September 30 2017	December 31 2016

Deferred rentals and other	$5	5
Deferred revenues	24	14
Deferred revenues and other	18	19